Goodwill and Intangible Assets By Reportable Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill
Goodwill, beginning balance	$ 8,537	$ 8,365
Goodwill Acquired	714	100
Adjustments	16	72
Goodwill, ending balance	9,267	8,537
Marketplaces [Member]
Goodwill
Goodwill, beginning balance	4,732	4,510
Goodwill Acquired	112	92
Adjustments	17	130
Goodwill, ending balance	4,861	4,732
Payments [Member]
Goodwill
Goodwill, beginning balance	2,519	2,515
Goodwill Acquired	602	8
Adjustments	(1)	(4)
Goodwill, ending balance	3,120	2,519
Enterprise [Member]
Goodwill
Goodwill, beginning balance	1,286	1,340
Goodwill Acquired	0	0
Adjustments	0	(54)
Goodwill, ending balance	$ 1,286	$ 1,286